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Supplement to Statement of Additional Information dated June 1, 2018

Harbor International Fund
August 22, 2018
The Board of Trustees of Harbor Funds appointed Marathon Asset Management LLP (“Marathon-London”) to serve as the subadviser to Harbor International Fund (the “Fund”), effective August 22, 2018. Marathon-London replaces Northern Cross, LLC (“Northern Cross”) as subadviser to the Fund.
The appointment of Marathon-London as the Fund’s subadviser will not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc., (“Harbor Capital”). Harbor Capital and not the Fund pays the subadvisory fee to Marathon-London. The Fund’s investment strategy under Marathon-London is set forth in the Prospectus Supplement dated August 22, 2018 to the Harbor Funds International & Global Funds Prospectus. Information about Marathon-London and the portfolio managers at Marathon-London responsible for managing the assets of the Fund is also included in that Supplement and set forth below.
Marathon-London hereby replaces all references to Northern Cross, except for references to actual subadvisory fees paid to Northern Cross.
The “Investment Policies” of the Fund are hereby revised to reflect that the Fund may invest in participatory notes (P-Notes), to seek to gain economic exposure to markets where holding an underlying security is not feasible.
The following information regarding the Fund and Northern Cross, is hereby replaced:

Other Accounts Managed
The portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2017 (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of the Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR INTERNATIONAL FUND
Neil M. Ostrer*
All Accounts	4	$2,806	16	$27,378	51	$24,746
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	16	27,378	8	2,126
Charles Carter*
All Accounts	4	2,806	15	26,984	51	24,746
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	15	26,984	8	2,126
Nick Longhurst*
All Accounts	4	2,806	15	26,984	51	24,746
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	15	26,984	8	2,126
William MacLeod*
All Accounts	4	2,806	15	26,984	51	24,746
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	15	26,984	8	2,126
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Supplement to Statement of Additional Information dated June 1, 2018 — Continued

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR INTERNATIONAL FUND — Continued
William J. Arah*
All Accounts	4	$2,806	17	$28,055	52	$27,729
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	17	28,055	9	3,392
Simon Somerville*
All Accounts	4	2,806	15	27,443	52	27,729
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	15	27,443	9	3,392
Simon Todd, CFA*
All Accounts	4	2,806	13	26,505	47	23,506
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	13	26,505	6	1,479
Michael Nickson, CFA*
All Accounts	4	2,806	13	26,505	47	23,506
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	13	26,505	6	1,479
Michael Godfrey, CFA*
All Accounts	4	2,806	16	26,848	48	23,727
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	16	26,848	6	1,479
David Cull, CFA*
All Accounts	4	2,806	16	26,848	48	23,727
Accounts where advisory fee is based on account performance (subset of above)	2	1,998	16	26,848	6	1,479
* Information is as of June 30, 2018

Marathon Asset Management LLP
CONFLICTS OF INTEREST
Conflicts can occur between interests of Marathon-London and its clients or between the interests of different clients. For example, Marathon-London may be viewed as having a conflict of interest when: (i) making decisions about whether and how to allocate limited investment opportunities among clients; (ii) causing a client to enter into a transaction with another client; and (iii) making decisions for one client that appear inconsistent with decisions made for another (i.e., buying an asset for one client while selling the same asset for another or selling an asset of one client while continuing to hold the same asset for another). Another example is where different clients have competing interests. This is often accentuated when hedge funds are managed alongside other long only portfolios. A further example would be where the portfolio managers are responsible for managing other accounts that charge performance-based compensation and accounts that charge only an asset-based fee (i.e., a non-performance based fee). Performance based fee arrangements may create an incentive for a portfolio manager to favor higher fee-paying accounts over other accounts in the allocation of investment opportunities. Marathon-London has adopted policies and procedures to attempt to manage its conflicts of interests.
COMPENSATION
Each non-founder portfolio manager (Messrs. MacLeod, Carter, Longhurst, Godfrey, Cull, Somerville, Nickson, and Todd) is paid a base salary plus a performance bonus, based on their outperformance of the portfolios they manage relative to the appropriate benchmark. The founder member portfolio managers (Messrs. Arah and Ostrer) are paid a base salary and a proportionate share of the profitability
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Supplement to Statement of Additional Information dated June 1, 2018 — Continued

Marathon Asset Management LLP — Continued
of Marathon-London in relation to their stake in the business. None of the compensation for any portfolio manager is directly related to the performance of Harbor International Fund in isolation, but is indirectly linked to the success of the Fund and other clients. In addition, Mr. Ostrer and Mr. Arah separately manage small hedge funds and are entitled to a proportion of the fees generated from these funds.
SECURITIES OWNERSHIP
As of July 31, 2018, Messrs. Ostrer, Arah, MacLeod, Carter, Longhurst, Godfrey, Cull, Somerville, Nickson, and Todd did not beneficially own any shares of Harbor International Fund.

Portfolio Holdings Disclosure Policy
The Portfolio Holdings Disclosure Policy for the Fund is as follows:
For Harbor International Fund, the full list of portfolio holdings is published quarterly with a 30-day lag, on harborfunds.com and top twenty portfolio holdings as a percentage of its total net assets are published quarterly, with a 15-day lag, on harborfunds.com. This information remains available on Harbor Funds’ website until the information is updated for the subsequent period.
In addition, the Portfolio Holdings Disclosure Policy is hereby revised to delete the current disclosures related to Northern Cross in serving as Subadviser to Harbor International Fund and to include the following:
■	Bloomberg L.P. (“Bloomberg”), which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds’ performance and portfolio attributes;
■	FactSet, StatPro Group plc, and Research Recommendations and Electronic Voting Limited, each of which provides services to Marathon-London, for the sole purpose of assisting Marathon-London in performing its services as Subadviser to Harbor International Fund;
Investors Should Retain This Supplement For Future Reference
S0822.SAI.0618
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